ACCRUED PAYROLL AND RELATED EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued Payroll And Related Expenses
Payroll tax liabilities, penalties	$ 3,946,411	$ 4,001,470